Related Party Transactions (Details) (USD $)			3 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Aug. 12, 2013 Unsecured Debt [Member]	May 22, 2013 Unsecured Debt [Member]	Mar. 31, 2014 Northwest Broadcasting, Inc. [Member]	Dec. 26, 2012 Board of Directors Chairman [Member]	Jan. 31, 2013 Board of Directors Chairman [Member] Restricted Stock Units (RSUs) [Member]	Dec. 31, 2013 Board of Directors Chairman [Member] Restricted Stock Units (RSUs) [Member]	Mar. 31, 2013 Board of Directors Chairman [Member] Restricted Stock Units (RSUs) [Member]	Sep. 23, 2013 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]
Related Party Transaction [Line Items]
Legal Fees			$ 75,000
Officers' Compensation				10,000
Share-based compensation arrangement by share-based payment award, shares issued in period					60,000	60,000
Common stock, capital shares reserved for future issuance (shares)							120,000
Short-term loan	520,000	750,000
Debt instrument, interest rate, stated percentage (percentage)	7.00%
Debt instrument, default interest rate (percentage)	12.00%
Debt conversion, converted instrument, amount (in dollars)								$ 1,376,618		$ 17
Conversion of notes payable into common stock (shares)								5,506,472	3,788	170,455